SUBSEQUENT EVENT (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Dividends payable current		¥ 2,164	$ 296
Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Dividends payable current | $	$ 5,200
Dividends payable, date of record	Apr. 17, 2025
Ordinary share | Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Common Stock dividends per share declared	$ 0.02
Dividends payable, date of payment	May 08, 2025
American Depositary Shares | Subsequent event | Special cash dividend
Subsequent Event [Line Items]
Common Stock dividends per share declared	$ 0.1
Dividends payable, date of payment	May 15, 2025